Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer, or PEO, and for the average of the other NEOs and certain financial performance of the Company. For further information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7)	EBITDA (millions) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,130,560	$5,375,558	$843,407	$628,138	$78.74	$104.79	$97.7	$241.8
2021	$5,470,325	$5,698,163	$1,225,904	$1,264,940	$81.16	$108.31	$79.9	$206.1
2020	$5,911,194	$4,176,140	$1,338,101	$1,147,163	$69.66	$98.07	$46.3	$177.4

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for
Mr. Abu-Ghazale
h
(our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to
Mr. Abu-Ghazaleh,
as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to
Mr. Abu-Ghazaleh
during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to
Mr. Abu-Ghazaleh’s
total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$6,130,560	($3,179,283)	$2,424,281	$5,375,558
2021	$5,470,325	($3,156,854)	$3,384,692	$5,698,163
2020	$5,911,194	($2,492,463)	$757,409	$4,176,140

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments PEO
2022	$2,662,790	($109,442)	$—	($39,811)	($149,551)	$60,295	$2,424,281
2021	$3,174,399	$266,406	$—	$100,230	($163,676)	$7,333	$3,384,692
2020	$1,761,924	($945,548)	$274,200	($368,638)	—	$35,471	$757,409

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding
Mr. Abu-Ghazaleh)
in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Monica Vicente, Mohammed Abbas, Ziad Nabulsi, Helmuth Lutty, Youssef Zakharia and Eduardo Bezerra; (ii) for 2021, Eduardo Bezerra, Mohammed Abbas, Youssef Zakharia and Marlene M. Gordon; and (iii) for 2020, Eduardo Bezerra, Youssef Zakharia, Annunciata Cerioli and Marlene M. Gordon.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding
Mr. Abu-Ghazaleh),
as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments*	Average Compensation Actually Paid to Non-PEO NEOs
2022	$843,407	($136,720)	($78,549)	$628,138
2021	$1,225,904	($429,688)	$468,724	$1,264,940
2020	$1,338,101	($381,503)	$190,565	$1,147,163

*	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$226,694	($6,175)	—	($449)	($308,609)	$9,989	($78,549)
2021	$434,433	$46,389	—	$13,119	($27,428)	$2,211	$468,724
2020	$270,215	($81,151)	$37,222	($36,960)	—	$1,238	$190,565

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the published industry index S&P 600 Food Products.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
EBITDA is defined as net income (loss) plus interest expense, depreciation and amortization, income tax provision (benefit), and share-based compensation expense. While the Company uses several financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding
Mr. Abu-Ghazaleh)
	in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Monica Vicente, Mohammed Abbas, Ziad Nabulsi, Helmuth Lutty, Youssef Zakharia and Eduardo Bezerra; (ii) for 2021, Eduardo Bezerra, Mohammed Abbas, Youssef Zakharia and Marlene M. Gordon; and (iii) for 2020, Eduardo Bezerra, Youssef Zakharia, Annunciata Cerioli and Marlene M. Gordon.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the published industry index S&P 600 Food Products.
PEO Total Compensation Amount	$ 6,130,560	$ 5,470,325	$ 5,911,194
PEO Actually Paid Compensation Amount	$ 5,375,558	5,698,163	4,176,140
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to
Mr. Abu-Ghazaleh,
as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to
Mr. Abu-Ghazaleh
during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to
Mr. Abu-Ghazaleh’s
total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$6,130,560	($3,179,283)	$2,424,281	$5,375,558
2021	$5,470,325	($3,156,854)	$3,384,692	$5,698,163
2020	$5,911,194	($2,492,463)	$757,409	$4,176,140

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments PEO
2022	$2,662,790	($109,442)	$—	($39,811)	($149,551)	$60,295	$2,424,281
2021	$3,174,399	$266,406	$—	$100,230	($163,676)	$7,333	$3,384,692
2020	$1,761,924	($945,548)	$274,200	($368,638)	—	$35,471	$757,409

Non-PEO NEO Average Total Compensation Amount	$ 843,407	1,225,904	1,338,101
Non-PEO NEO Average Compensation Actually Paid Amount	$ 628,138	1,264,940	1,147,163
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding
Mr. Abu-Ghazaleh),
as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments*	Average Compensation Actually Paid to Non-PEO NEOs
2022	$843,407	($136,720)	($78,549)	$628,138
2021	$1,225,904	($429,688)	$468,724	$1,264,940
2020	$1,338,101	($381,503)	$190,565	$1,147,163

*	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$226,694	($6,175)	—	($449)	($308,609)	$9,989	($78,549)
2021	$434,433	$46,389	—	$13,119	($27,428)	$2,211	$468,724
2020	$270,215	($81,151)	$37,222	($36,960)	—	$1,238	$190,565

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs Cumulative TSR

As illustrated by the graph, CAP for both our CEO and the
non-CEO
NEOs as a group was generally aligned with the Company’s cumulative TSR over the period presented because a material portion of the total direct compensation awarded to the CEO and other NEOs is in the form of at-risk,
performance-based awards, and on average constituted approximately 80% of the CEO’s target direct compensation and approximately 58% of the target direct compensation for the other NEOs.

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs Net Income

As illustrated by the graph, CAP for both our CEO and the
non-CEO
NEOs as a group was generally aligned with the Company’s net income over the period presented. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure EBITDA, which the Company does use when setting goals for the Company’s performance-based restricted stock unit awards to the CEO and the other NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs EBITDA

As illustrated by the graph,
CAP
for both our CEO and the
non-CEO
NEOs as a group was aligned with the Company’s EBITDA over the period presented. The Company has determined that EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to
Company
performance.

Total Shareholder Return Vs Peer Group [Text Block]

Company Cumulative TSR vs Peer Group Cumulative TSR

As illustrated by the graph, while the Company’s cumulative TSR was generally aligned with the S&P 600 Food Products Index, the Company underperformed in 2020 due to the impact of the
COVID-19
pandemic on the Company’s business. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are based on quantifiable and objective performance goals to incentivize our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	EBITDA

•	Net Sales

•	Earnings per Share

•	NOCF (calculated as net cash provided by operating activities divided by average shareholder’s equity)

•	Free Cash Flow (calculated as net cash provided by operating activities less net cash used in investing activities)

•	Return on Equity (calculated as net income divided by average shareholder’s equity)

Total Shareholder Return Amount	$ 78.74	81.16	69.66
Peer Group Total Shareholder Return Amount	104.79	108.31	98.07
Net Income (Loss)	$ 97,700,000	$ 79,900,000	$ 46,300,000
Company Selected Measure Amount	241.8	206.1	177.4
PEO Name	Mr. Abu-Ghazaleh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	NOCF
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,179,283)	$ (3,156,854)	$ (2,492,463)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,424,281	3,384,692	757,409
Value of Equity Awards of Equity Awards Granted in the Year	2,662,790	3,174,399	1,761,924
Change in Fair Value of Outstanding and Unvested Equity Awards	(109,442)	266,406	(945,548)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	0	0	274,200
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(39,811)	100,230	(368,638)
Equity Awards that Failed to Meet Vesting Conditions in the Year	(149,551)	(163,676)	0
Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	60,295	7,333	35,471
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(136,720)	(429,688)	(381,503)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,549)	468,724	190,565
Value of Equity Awards of Equity Awards Granted in the Year	226,694	434,433	270,215
Change in Fair Value of Outstanding and Unvested Equity Awards	(6,175)	46,389	(81,151)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	0	0	37,222
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(449)	13,119	(36,960)
Equity Awards that Failed to Meet Vesting Conditions in the Year	(308,609)	(27,428)	0
Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$ 9,989	$ 2,211	$ 1,238